Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST
Entity Central Index Key	0000774013
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000011312 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Institutional Shares
Trading Symbol	MANJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$52	0.52%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Institutional Shares returned 1.41%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 2.46%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Education and tax-backed states were the strongest contributors at the sector level. With respect to credit quality, a meaningful allocation to single A rated bonds led returns, followed by AA and BBB rated issues. Higher-coupon bonds generally outperformed lower-coupon securities. Positions in intermediate-term, zero-coupon bonds further contributed, largely due to their scarcity. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in BB rated issues experienced modest negative returns. A few specific holdings also lost ground, including a BB+ tobacco holding and a handful of long-duration issues. (Duration is a measure of interest rate sensitivity.) Specifically, the addition of longer-duration bonds at certain points during the period detracted given that yields rose.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	1.41%	1.50%	2.37%
Bloomberg Municipal Bond Index	2.03	0.55	2.13
New Jersey Customized Reference Benchmark	2.46	2.29	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 278,770,044
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 1,102,440
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$278,770,044
Number of Portfolio Holdings	190
Net Investment Advisory Fees	$1,102,440
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.3%
County/City/Special District/School District	17.8%
Education	14.9%
State	12.3%
Health	9.6%
Housing	4.2%
Corporate	3.3%
Tobacco	2.9%
Utilities	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	3.6%
AA/Aa	40.8%
A	40.8%
BBB/Baa	3.5%
BB/Ba	2.9%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038248 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Service Shares
Trading Symbol	MSNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$77	0.77%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Service Shares returned 1.16%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 2.46%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Education and tax-backed states were the strongest contributors at the sector level. With respect to credit quality, a meaningful allocation to single A rated bonds led returns, followed by AA and BBB rated issues. Higher-coupon bonds generally outperformed lower-coupon securities. Positions in intermediate-term, zero-coupon bonds further contributed, largely due to their scarcity. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in BB rated issues experienced modest negative returns. A few specific holdings also lost ground, including a BB+ tobacco holding and a handful of long-duration issues. (Duration is a measure of interest rate sensitivity.) Specifically, the addition of longer-duration bonds at certain points during the period detracted given that yields rose.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	1.16%	1.24%	2.14%
Bloomberg Municipal Bond Index	2.03	0.55	2.13
New Jersey Customized Reference Benchmark	2.46	2.29	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 278,770,044
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 1,102,440
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$278,770,044
Number of Portfolio Holdings	190
Net Investment Advisory Fees	$1,102,440
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.3%
County/City/Special District/School District	17.8%
Education	14.9%
State	12.3%
Health	9.6%
Housing	4.2%
Corporate	3.3%
Tobacco	2.9%
Utilities	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	3.6%
AA/Aa	40.8%
A	40.8%
BBB/Baa	3.5%
BB/Ba	2.9%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038245 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Investor A Shares
Trading Symbol	MENJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$76	0.76%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Investor A Shares returned 1.06%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 2.46%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Education and tax-backed states were the strongest contributors at the sector level. With respect to credit quality, a meaningful allocation to single A rated bonds led returns, followed by AA and BBB rated issues. Higher-coupon bonds generally outperformed lower-coupon securities. Positions in intermediate-term, zero-coupon bonds further contributed, largely due to their scarcity. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in BB rated issues experienced modest negative returns. A few specific holdings also lost ground, including a BB+ tobacco holding and a handful of long-duration issues. (Duration is a measure of interest rate sensitivity.) Specifically, the addition of longer-duration bonds at certain points during the period detracted given that yields rose.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	1.06%	1.23%	2.13%
Investor A Shares (with sales charge)	(3.23)	0.35	1.69
Bloomberg Municipal Bond Index	2.03	0.55	2.13
New Jersey Customized Reference Benchmark	2.46	2.29	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 278,770,044
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 1,102,440
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$278,770,044
Number of Portfolio Holdings	190
Net Investment Advisory Fees	$1,102,440
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.3%
County/City/Special District/School District	17.8%
Education	14.9%
State	12.3%
Health	9.6%
Housing	4.2%
Corporate	3.3%
Tobacco	2.9%
Utilities	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	3.6%
AA/Aa	40.8%
A	40.8%
BBB/Baa	3.5%
BB/Ba	2.9%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000011309 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Investor A1 Shares
Trading Symbol	MDNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$62	0.62%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Investor A1 Shares returned 1.31%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 2.46%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Education and tax-backed states were the strongest contributors at the sector level. With respect to credit quality, a meaningful allocation to single A rated bonds led returns, followed by AA and BBB rated issues. Higher-coupon bonds generally outperformed lower-coupon securities. Positions in intermediate-term, zero-coupon bonds further contributed, largely due to their scarcity. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in BB rated issues experienced modest negative returns. A few specific holdings also lost ground, including a BB+ tobacco holding and a handful of long-duration issues. (Duration is a measure of interest rate sensitivity.) Specifically, the addition of longer-duration bonds at certain points during the period detracted given that yields rose.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	1.31%	1.40%	2.29%
Bloomberg Municipal Bond Index	2.03	0.55	2.13
New Jersey Customized Reference Benchmark	2.46	2.29	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 278,770,044
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 1,102,440
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$278,770,044
Number of Portfolio Holdings	190
Net Investment Advisory Fees	$1,102,440
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.3%
County/City/Special District/School District	17.8%
Education	14.9%
State	12.3%
Health	9.6%
Housing	4.2%
Corporate	3.3%
Tobacco	2.9%
Utilities	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	3.6%
AA/Aa	40.8%
A	40.8%
BBB/Baa	3.5%
BB/Ba	2.9%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038247 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Investor C Shares
Trading Symbol	MFNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$152	1.52%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Investor C Shares returned 0.30%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 2.46%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Education and tax-backed states were the strongest contributors at the sector level. With respect to credit quality, a meaningful allocation to single A rated bonds led returns, followed by AA and BBB rated issues. Higher-coupon bonds generally outperformed lower-coupon securities. Positions in intermediate-term, zero-coupon bonds further contributed, largely due to their scarcity. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in BB rated issues experienced modest negative returns. A few specific holdings also lost ground, including a BB+ tobacco holding and a handful of long-duration issues. (Duration is a measure of interest rate sensitivity.) Specifically, the addition of longer-duration bonds at certain points during the period detracted given that yields rose.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	0.30%	0.47%	1.53%
Investor C Shares (with sales charge)	(0.68)	0.47	1.53
Bloomberg Municipal Bond Index	2.03	0.55	2.13
New Jersey Customized Reference Benchmark	2.46	2.29	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 278,770,044
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 1,102,440
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$278,770,044
Number of Portfolio Holdings	190
Net Investment Advisory Fees	$1,102,440
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.3%
County/City/Special District/School District	17.8%
Education	14.9%
State	12.3%
Health	9.6%
Housing	4.2%
Corporate	3.3%
Tobacco	2.9%
Utilities	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	3.6%
AA/Aa	40.8%
A	40.8%
BBB/Baa	3.5%
BB/Ba	2.9%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000199769 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Class K Shares
Trading Symbol	MKNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$47	0.47%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Class K Shares returned 1.35%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 2.46%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Education and tax-backed states were the strongest contributors at the sector level. With respect to credit quality, a meaningful allocation to single A rated bonds led returns, followed by AA and BBB rated issues. Higher-coupon bonds generally outperformed lower-coupon securities. Positions in intermediate-term, zero-coupon bonds further contributed, largely due to their scarcity. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in BB rated issues experienced modest negative returns. A few specific holdings also lost ground, including a BB+ tobacco holding and a handful of long-duration issues. (Duration is a measure of interest rate sensitivity.) Specifically, the addition of longer-duration bonds at certain points during the period detracted given that yields rose.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	1.35%	1.54%	2.40%
Bloomberg Municipal Bond Index	2.03	0.55	2.13
New Jersey Customized Reference Benchmark	2.46	2.29	N/A

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 278,770,044
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 1,102,440
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$278,770,044
Number of Portfolio Holdings	190
Net Investment Advisory Fees	$1,102,440
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.3%
County/City/Special District/School District	17.8%
Education	14.9%
State	12.3%
Health	9.6%
Housing	4.2%
Corporate	3.3%
Tobacco	2.9%
Utilities	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	3.6%
AA/Aa	40.8%
A	40.8%
BBB/Baa	3.5%
BB/Ba	2.9%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000011320 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Institutional Shares
Trading Symbol	MAPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Institutional Shares returned 2.07%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 2.86%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Housing issues made the strongest contribution from a sector perspective, followed by education and school districts. Positions in lower-rated bonds generally outperformed their higher-rated counterparts, and longer-term bonds outpaced shorter-dated securities. The Fund’s cash position had no material impact on performance.
What detracted from performance?
A few areas of the Fund experienced modest declines, including the tax-backed state, utilities, and tobacco sectors. While most maturity categories registered gains, zero coupon bonds were the exception with a small negative return. The addition of longer-duration bonds at certain points during the period also detracted given that yields rose. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	2.07%	0.70%	1.81%
Bloomberg Municipal Bond Index	2.03	0.55	2.13
Pennsylvania Customized Reference Benchmark	2.86	0.91	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 320,060,162
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 1,358,945
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$320,060,162
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$1,358,945
Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	22.8%
Health	21.7%
County/City/Special District/School District	14.1%
Education	13.0%
Housing	11.4%
Utilities	9.5%
State	3.5%
Tobacco	2.8%
Corporate	1.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	48.6%
A	24.9%
BBB/Baa	9.8%
BB/Ba	2.1%
B	0.4%
N/R	14.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038306 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Service Shares
Trading Symbol	MSPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Service Shares returned 1.72%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 2.86%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Housing issues made the strongest contribution from a sector perspective, followed by education and school districts. Positions in lower-rated bonds generally outperformed their higher-rated counterparts, and longer-term bonds outpaced shorter-dated securities. The Fund’s cash position had no material impact on performance.
What detracted from performance?
A few areas of the Fund experienced modest declines, including the tax-backed state, utilities, and tobacco sectors. While most maturity categories registered gains, zero coupon bonds were the exception with a small negative return. The addition of longer-duration bonds at certain points during the period also detracted given that yields rose. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	1.72%	0.45%	1.57%
Bloomberg Municipal Bond Index	2.03	0.55	2.13
Pennsylvania Customized Reference Benchmark	2.86	0.91	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 320,060,162
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 1,358,945
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$320,060,162
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$1,358,945
Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	22.8%
Health	21.7%
County/City/Special District/School District	14.1%
Education	13.0%
Housing	11.4%
Utilities	9.5%
State	3.5%
Tobacco	2.8%
Corporate	1.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	48.6%
A	24.9%
BBB/Baa	9.8%
BB/Ba	2.1%
B	0.4%
N/R	14.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038303 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Investor A Shares
Trading Symbol	MEPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Investor A Shares returned 1.73%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 2.86%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Housing issues made the strongest contribution from a sector perspective, followed by education and school districts. Positions in lower-rated bonds generally outperformed their higher-rated counterparts, and longer-term bonds outpaced shorter-dated securities. The Fund’s cash position had no material impact on performance.
What detracted from performance?
A few areas of the Fund experienced modest declines, including the tax-backed state, utilities, and tobacco sectors. While most maturity categories registered gains, zero coupon bonds were the exception with a small negative return. The addition of longer-duration bonds at certain points during the period also detracted given that yields rose. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	1.73%	0.46%	1.57%
Investor A Shares (with sales charge)	(2.60)	(0.41)	1.13
Bloomberg Municipal Bond Index	2.03	0.55	2.13
Pennsylvania Customized Reference Benchmark	2.86	0.91	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 320,060,162
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 1,358,945
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$320,060,162
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$1,358,945
Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	22.8%
Health	21.7%
County/City/Special District/School District	14.1%
Education	13.0%
Housing	11.4%
Utilities	9.5%
State	3.5%
Tobacco	2.8%
Corporate	1.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	48.6%
A	24.9%
BBB/Baa	9.8%
BB/Ba	2.1%
B	0.4%
N/R	14.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000199770 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Class K Shares
Trading Symbol	MKPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Class K Shares returned 2.13%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 2.86%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Housing issues made the strongest contribution from a sector perspective, followed by education and school districts. Positions in lower-rated bonds generally outperformed their higher-rated counterparts, and longer-term bonds outpaced shorter-dated securities. The Fund’s cash position had no material impact on performance.
What detracted from performance?
A few areas of the Fund experienced modest declines, including the tax-backed state, utilities, and tobacco sectors. While most maturity categories registered gains, zero coupon bonds were the exception with a small negative return. The addition of longer-duration bonds at certain points during the period also detracted given that yields rose. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	2.13%	0.75%	1.84%
Bloomberg Municipal Bond Index	2.03	0.55	2.13
Pennsylvania Customized Reference Benchmark	2.86	0.91	N/A

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 320,060,162
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 1,358,945
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$320,060,162
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$1,358,945
Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	22.8%
Health	21.7%
County/City/Special District/School District	14.1%
Education	13.0%
Housing	11.4%
Utilities	9.5%
State	3.5%
Tobacco	2.8%
Corporate	1.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	48.6%
A	24.9%
BBB/Baa	9.8%
BB/Ba	2.1%
B	0.4%
N/R	14.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038305 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Investor C Shares
Trading Symbol	MFPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$159	1.58%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Investor C Shares returned 1.06%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 2.86%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Housing issues made the strongest contribution from a sector perspective, followed by education and school districts. Positions in lower-rated bonds generally outperformed their higher-rated counterparts, and longer-term bonds outpaced shorter-dated securities. The Fund’s cash position had no material impact on performance.
What detracted from performance?
A few areas of the Fund experienced modest declines, including the tax-backed state, utilities, and tobacco sectors. While most maturity categories registered gains, zero coupon bonds were the exception with a small negative return. The addition of longer-duration bonds at certain points during the period also detracted given that yields rose. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	1.06%	(0.30)%	0.96%
Investor C Shares (with sales charge)	0.08	(0.30)	0.96
Bloomberg Municipal Bond Index	2.03	0.55	2.13
Pennsylvania Customized Reference Benchmark	2.86	0.91	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 320,060,162
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 1,358,945
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$320,060,162
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$1,358,945
Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	22.8%
Health	21.7%
County/City/Special District/School District	14.1%
Education	13.0%
Housing	11.4%
Utilities	9.5%
State	3.5%
Tobacco	2.8%
Corporate	1.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	48.6%
A	24.9%
BBB/Baa	9.8%
BB/Ba	2.1%
B	0.4%
N/R	14.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000011317 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Investor A1 Shares
Trading Symbol	MDPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Investor A1 Shares returned 1.87%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 2.86%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Housing issues made the strongest contribution from a sector perspective, followed by education and school districts. Positions in lower-rated bonds generally outperformed their higher-rated counterparts, and longer-term bonds outpaced shorter-dated securities. The Fund’s cash position had no material impact on performance.
What detracted from performance?
A few areas of the Fund experienced modest declines, including the tax-backed state, utilities, and tobacco sectors. While most maturity categories registered gains, zero coupon bonds were the exception with a small negative return. The addition of longer-duration bonds at certain points during the period also detracted given that yields rose. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	1.87%	0.59%	1.71%
Bloomberg Municipal Bond Index	2.03	0.55	2.13
Pennsylvania Customized Reference Benchmark	2.86	0.91	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 320,060,162
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 1,358,945
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$320,060,162
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$1,358,945
Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	22.8%
Health	21.7%
County/City/Special District/School District	14.1%
Education	13.0%
Housing	11.4%
Utilities	9.5%
State	3.5%
Tobacco	2.8%
Corporate	1.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	48.6%
A	24.9%
BBB/Baa	9.8%
BB/Ba	2.1%
B	0.4%
N/R	14.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.